Other Non-Current Receivables (Tables)	6 Months Ended
Dec. 31, 2022
Other Non-Current Receivables [Abstract]
Schedule of other non-current receivables
	As of December 31, 2022	As of June 30, 2022
Receivables with shareholders	8,070,000	—
Total Other Non-Current receivables	$8,070,000	$—